Other Operating Expenses	12 Months Ended
Dec. 31, 2017
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES

20. OTHER OPERATING EXPENSES

Other operating expenses for the years ended December 31, 2017 and 2016 were consisted of:

	For the years ended December 31,
	2017	2016
Depreciation and amortization	$45,093	$40,004
Legal and professional expenses	759,563	1,276,271
Office related expenses	949,807	1,131,255
Travel and entertainment	298,938	218,618
Total	$2,053,401	$2,666,148